Average Annual Total Returns	12 Months Ended	15 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P Composite 1500 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.76%	18.80%
Sovereign's Capital Flourish Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.76%	23.50%
Performance Inception Date		Sep. 29, 2023
Sovereign's Capital Flourish Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.68%	23.33%
Sovereign's Capital Flourish Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.24%	17.87%